Deferred tax liability (Tables)	12 Months Ended
Jan. 31, 2018
Deferred tax assets and liabilities [abstract]
Detailed disclosure about deferred tax liability
The Group's deferred tax liability includes amounts recognized upon acquisition of MuOx Limited, which took place in the year ended January 31, 2014, and amounts recognized upon acquisition of Discuva Limited, which took place in the year ended January 31, 2018.

	January 31, 2018	January 31, 2017
	£000	£000
Amounts falling due after more than one year
At February 1	565	664
Acquisition of subsidiary (Note 27)	1,814	—
Credited to the income statement	—	(99)
At January 31	2,379	565